Vanguard International Value Fund N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Vanguard Commodity Strategy FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Trustees’ Equity Fund has approved amending the investment strategy for Vanguard Commodity Strategy Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing in commodity-linked investments, which are backed by a portfolio of inflation-linked investments and other fixed income securities (the Fund’s commodity strategy). Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments consistent with the Fund’s commodity strategy.Commodities are real assets, including, but not limited to, agricultural products, livestock, precious and industrial metals, and energy products. The Fund invests in commodity-linked investments, which are derivative instruments that provide long or short exposure to commodities. These investments include commodity-linked total return swaps, commodity futures contracts and options on commodity futures contracts, commodity-linked structured notes, and other commodity-linked derivative instruments. The Fund’s commodity-linked investments also may include exchange-traded commodity pools or funds.Particular commodity-linked investments may not necessarily conform to the composition, weighting, roll dates, reset dates, or contract months of any specific commodity market index, including the Fund’s performance benchmark. The Fund’s use of certain commodity-linked investments is expected to have a leveraging effect on the Fund. The Fund intends to gain exposure to commodity-linked investments by investing in a wholly owned subsidiary that is organized under the laws of the Cayman Islands (the “Subsidiary”), which in turn invests in commodity-linked investments and fixed income securities. The Fund also may invest directly in commodity-linked investments. The Fund generally will not invest more than 25% of its assets in the Subsidiary. The Fund invests the remainder of its assets in inflation-indexed bonds issued by the U.S. government, its agencies and instrumentalities, and corporations. The Fund also may invest in other fixed income securities such as cash or cash-equivalent investments and short-term bonds. At a minimum, all bonds purchased by the Fund are considered to be investment-grade by Moody’s or another independent rating agency (or, if unrated, are considered to be of comparable quality by the Fund’s advisors). The Fund’s fixed income investments may provide liquidity for the Fund or serve as margin or collateral for its commodity-linked investments.As described above, the Fund’s commodity strategy includes investments in commodity-linked investments, inflation-linked investments and other fixed income securities and such investments are counted towards the Fund’s 80% policy.Vanguard International Value FundSupplement Dated June 22, 2026, to the Prospectus and Summary ProspectusImportant Changes to the Fund The board of trustees of Vanguard Trustees’ Equity Funds has approved amending the investment strategy for Vanguard International Value Fund (the “Fund”) effective on or about June 22, 2026. The investment objective of the Fund remains unchanged.Prospectus and Summary Prospectus Text ChangesThe following replaces the language under the “Principal Investment Strategies” heading in the Fund Summary section:The Fund employs an active management approach, investing mainly in common stocks of companies located outside the United States that are considered by one of the Fund’s advisors to be undervalued. Such stocks, called value stocks, often are out of favor in periods when investors are drawn to companies with strong prospects for growth. The prices of value stocks, therefore, may be below average in relation to measures such as earnings and book value. Under normal circumstances, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes, in value stocks. For purposes of the 80% policy, a value stock is a stock that is included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index.The Fund invests in large-, mid-, and small-capitalization companies and is expected to diversify its assets in countries across developed and emerging markets. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of equity securities of foreign companies for the Fund.